Contingencies and restrictions - Lawsuits and Other Relevant Events (Details) د.إ in Millions			12 Months Ended
	Feb. 01, 2024 USD ($)	Apr. 14, 2020 USD ($)	Dec. 31, 2023 USD ($) employee	Feb. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 14, 2023 USD ($)	Aug. 01, 2023 USD ($)	May 31, 2023 USD ($) employee company	May 31, 2023 AED (د.إ) employee company	Mar. 31, 2023 USD ($)	Dec. 31, 2022 employee	Jan. 27, 2022 USD ($)	Sep. 08, 2021 USD ($)	Aug. 31, 2004 USD ($)	Aug. 31, 1996 USD ($)	Dec. 31, 1995 USD ($)
Disclosure of contingent liabilities [line items]
Number of employees | employee			7,682								6,997
Chilena Consolidada Seguros
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent assets						$ 32,200,000
General Water Bureau
Disclosure of contingent liabilities [line items]
Loss contingency, damages awarded		$ 4,180,000
Legal proceedings contingent liability | Pomona Case | City Of Pomona, California
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable							$ 30,280,802					$ 48,128,378	$ 48,128,378
Legal proceedings contingent liability | Trujillo Montejano
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable										$ 330,000,000
Legal proceedings contingent liability | Adfert Case
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable | د.إ									د.إ 73.5
Legal proceedings contingent liability | Pena Labor Case
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable								$ 358,000,000
Number of employees | employee								17	17
Number of companies | company								6	6
Legal proceedings contingent liability | Carreno Soto Case | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable					$ 227,000,000
Legal proceedings contingent liability | Pallauta, Gonzalez and Flores Et Al Labor Case
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable				$ 369,000,000
Legal proceedings contingent liability | Cortes Et Al Labor Case
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable				$ 279,000,000
Nitratos Naturais do Chile Ltda. | Provision for taxes other than income tax | Law Suit One A | Fazoanda Do Estado De Sao Paulo
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable															$ 492,000
Nitratos Naturais do Chile Ltda. | Provision for taxes other than income tax | Law Suit One B | Fazoanda Do Estado De Sao Paulo
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable														$ 265,000
Soquimich Comercial S.A.
Disclosure of contingent liabilities [line items]
Lawsuits, damages owed value			$ 1,050,000.00
Lawsuit five
Disclosure of contingent liabilities [line items]
Lawsuits, nominal value			1,200,000
Lawsuits, damages owed value	$ 52,000,000
Lawsuit six
Disclosure of contingent liabilities [line items]
Lawsuits, nominal value			3,000,000
Lawsuit eight
Disclosure of contingent liabilities [line items]
Lawsuits, nominal value			1,200,000
Lawsuit fifteen
Disclosure of contingent liabilities [line items]
Lawsuits, nominal value			$ 542,000,000
Fazoanda Do Estado De Sao Paulo | Law Suit One A | Nitratos Naturais do Chile Ltda. | Provision for taxes other than income tax
Disclosure of contingent liabilities [line items]
Law suits fines penalties and damages payable																$ 352,000